BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2016
BUSINESS COMBINATION
BUSINESS COMBINATION

3. BUSINESS COMBINATION

Acquisition of Recurrent

        On March 30, 2015, the Company acquired 100% of the equity interests in Recurrent Energy, LLC ("Recurrent"), a limited liability company organized and existing under the laws of the State of Delaware. Through its subsidiaries, Recurrent engages in developing, building, operating and sales of utility scale and commercial solar systems. Subsequent to the acquisition, Recurrent has become a wholly owned subsidiary of the Company and operates and develops its major solar project pipeline in the United States.

        The purchase price of Recurrent was allocated to identifiable assets acquired and liabilities assumed on their estimated fair values at the date of acquisition. The excess of the purchase price over fair value of net assets acquired was allocated to goodwill.

        The Company acquired Recurrent for a total cash consideration of approximately $261.4 million. The fair values assigned are based on reasonable methods applicable to the nature of the assets acquired and liabilities assumed. The following table summarized the estimated fair values of assets acquired and liabilities assumed at the date of acquisition.

In Millions of U.S. Dollars
Recognized identifiable assets acquired and liabilities assumed
Cash	108.4
Restricted cash	38.2
Project assets	233.5
Solar power systems, net	46.8
Other assets	40.2
Less : Long term borrowings and notes payable	165.2
Other liabilities	51.4

Total identifiable net assets	250.5

Goodwill	10.9

        The goodwill is allocated to each project under Recurrent with respect to their fair value. None of the goodwill recognized from the acquisition of Recurrent is expected to be deductible for income tax purposes. Goodwill recognized from this acquisition reflects the current value of the expected future income resulting from synergies of the Company's combined operations. For the year ended December 31, 2015 and 2016, $3.3 million and nil goodwill have been included in the cost of revenues with the sales of the related project assets, respectively.

        Revenue of the Company for the year ended December 31, 2015 included $266.9 million generated from Recurrent since acquisition day, and net income of the Company for the year ended December 31, 2015 included $3.5 million net income from Recurrent since acquisition, respectively.

        Bank fees, legal costs and accounting costs associated with the acquisition of $4.2 million and nil have been expensed and recorded within general and administrative expense in the consolidated statement of operations for the year ended December 31, 2015 and 2016, respectively.

Acquisition of SSM

        On September 28, 2015, the Company acquired 100% of the equity interests in SSM1 Solar ULC, SSM2 Solar ULC, and SSM3 Solar ULC (together as "SSM"). Subsequent to the acquisition, SSM have become wholly owned subsidiaries of the Company and operates and develops its solar project pipeline in Canada.

        The Company acquired SSM for a total cash consideration of approximately $59.0 million. The following table summarized the fair value of assets acquired and liabilities assumed at the acquisition date:

In Millions of U.S. Dollars
Recognized identifiable assets acquired and liabilities assumed
Cash	8.1
Solar power systems.	141.9
Intangible assets	72.0
Other assets	11.7
Less: Short-term borrowings	7.4
Long-term borrowings	134.6
Other liabilities	32.7

Total identifiable net assets	59.0

        Bank fees, legal costs and accounting costs associated with the acquisition of $2.4 million and nil have been expensed and recorded within general and administrative expense in the consolidated statement of operations for the year ended December 31, 2015 and 2016, respectively.

Pro forma results of acquisitions (unaudited)

        The following pro forma condensed consolidated financial results of operations are presented as if the acquisitions described above had been completed at the beginning of the comparable annual reporting period. Specifically, the pro forma results give effect as though the acquisition of Recurrent and the acquisition of SSM were consummated on January 1, 2014.

	For the year end December 31
	2014	2015
(In thousands of U.S. Dollars, expect per share data)
Pro forma revenues	4,174,232	3,505,324
Pro forma net income attributable to CSI	431,539	159,231
Diluted earnings per share attributable to CSI	7.35	2.72

        The unaudited pro forma net income for the year ended December 31, 2015 excludes the impact of $6.6 million of non-recurring items related to transaction related costs.

        The pro forma condensed consolidated financial information has been prepared for comparative purposes only and includes certain adjustments, as noted above. The adjustments do not reflect the effect of costs or synergies that would have been expected to result from the integration of the acquisitions. The pro forma information does not purport to be indicative of the results of operations that actually would have resulted had the combinations occurred at the beginning of each period presented or of future results of the consolidated entities.